Subsequent Events (Details)	Jul. 25, 2011 JPY (¥)	Jul. 20, 2011 JPY (¥)	Jun. 30, 2011	Apr. 21, 2011 USD ($)	Jun. 29, 2011 Preferred stock (Note 15) [Member] JPY (¥)	Jun. 29, 2011 Preferred stock (Note 15) [Member] Class 5 [Member] JPY (¥)	Jun. 29, 2011 Preferred stock (Note 15) [Member] Class 11 [Member] JPY (¥)	Jun. 29, 2011 Common stock (Note 16) [Member] JPY (¥)
Stock Conversion
Face value of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock to be exchanged into Morgan Stanley's common stock				$ 7,800,000,000
Dividend of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock to be exchanged into Morgan Stanley's common stock, Percentage				10.00%
Number of Morgan Stanley's common stock received upon conversion of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock			385,000,000
Additional number of Morgan Stanley's common stock to be received upon conversion of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock as a result of increase in the conversion rate			75,000,000
Percentage of MUFG's ownership interest in Morgan Stanley upon the conversion of series B non-cumulative, non-voting perpetual convertible preferred stock into Morgan Stanley's common stock			22.40%
Redemption of Non-dilutive Preferred Securities Issued by a Special Purpose Company
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company	120,000,000,000
Stock Acquisition Rights
Aggregate amount of shares of MUFG issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS under stock acquisition rights		8,323,100
Exercise price of stock acquisition rights issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS		¥ 1
Stock acquisition right issued for directors executive officers and corporate auditors of company and subsidiaries, Maximum exercisable period		July 19, 2041
Common stock cash dividends per share approved								¥ 6.00
Common stock cash dividends approved								84,904,000,000
Preferred stock cash dividends approved, Value					¥ 8,970,000,000
Preferred stock cash dividends per share approved						¥ 57.50	¥ 2.65